EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation	$ 23,820	$ 23,590	$ 48,372	$ 33,753	$ 79,868	$ 63,454